FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
February 8, 2002

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $133,444

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105     2764    86100 SH       SOLE                    86100
American Express Co.           COM              025816109     5913   165665 SH       SOLE                   165665
American Home Products         COM              026609107      241     3930 SH       SOLE                     3930
Amgen, Inc.                    COM              031162100     1522    26960 SH       SOLE                    26960
Applera Corp.-Applied Biosyste COM              038020103     4034   102725 SH       SOLE                   102725
Applied Materials, Inc.        COM              038222105     5674   141500 SH       SOLE                   141500
Automatic Data Processing, Inc COM              053015103      230     3900 SH       SOLE                     3900
Bank of America                COM              060505104      797    12655 SH       SOLE                    12655
Belo Corp. Cl. A               COM              080555105     4449   237276 SH       SOLE                   237276
Berkshire Hathaway Cl. B       COM              084670207     6555     2596 SH       SOLE                     2596
Biovail Corp.                  COM              09067J109      347     6175 SH       SOLE                     6175
Bristol-Myers Squibb Co.       COM              110122108      261     5125 SH       SOLE                     5125
Campbell Soup Co.              COM              134429109     3090   103455 SH       SOLE                   103455
Cintas Corp.                   COM              172908105     1139    23723 SH       SOLE                    23723
Cisco Systems, Inc.            COM              17275R102     3496   193054 SH       SOLE                   193054
Citigroup, Inc.                COM              172967101     4062    80473 SH       SOLE                    80473
Coca-Cola Co.                  COM              191216100     6156   130569 SH       SOLE                   130569
Colgate-Palmolive Co.          COM              194162103      398     6900 SH       SOLE                     6900
Costco Cos.                    COM              22160K105      393     8850 SH       SOLE                     8850
Dell Computer Corp.            COM              247025109     4615   169803 SH       SOLE                   169803
EMC Corporation                COM              268648102     3090   229875 SH       SOLE                   229875
Gannett Co., Inc.              COM              364730101     1011    15042 SH       SOLE                    15042
General Electric Co.           COM              369604103     3542    88385 SH       SOLE                    88385
Gillette Co.                   COM              375766102     5421   162306 SH       SOLE                   162306
Greenpoint Financial Corp.     COM              395384100      644    18000 SH       SOLE                    18000
Guidant Corp.                  COM              401698105     4714    94650 SH       SOLE                    94650
Home Depot, Inc.               COM              437076102      534    10475 SH       SOLE                    10475
Intel Corp.                    COM              458140100     5719   181832 SH       SOLE                   181832
International Business Machine COM              459200101      473     3914 SH       SOLE                     3914
Johnson & Johnson, Inc.        COM              478160104     5474    92630 SH       SOLE                    92630
McDonalds Corp.                COM              580135101     3777   142696 SH       SOLE                   142696
Medtronic, Inc.                COM              585055106     4332    84595 SH       SOLE                    84595
Merck & Co., Inc.              COM              589331107     2893    49203 SH       SOLE                    49203
Microsoft Corp.                COM              594918104     4010    60532 SH       SOLE                    60532
Minnesota Mining & Manufacturi COM              604059105     3545    29986 SH       SOLE                    29986
Nokia Corp. ADS                COM              654902204     2067    84262 SH       SOLE                    84262
Paychex, Inc.                  COM              704326107      828    23759 SH       SOLE                    23759
PepsiCo, Inc.                  COM              713448108      208     4281 SH       SOLE                     4281
Pfizer, Inc.                   COM              717081103     4854   121809 SH       SOLE                   121809
Schering-Plough Corp.          COM              806605101     3614   100929 SH       SOLE                   100929
Starbucks Corp.                COM              855244109     2174   114130 SH       SOLE                   114130
Symbol Technologies, Inc.      COM              871508107     3244   204313 SH       SOLE                   204313
Sysco Corp.                    COM              871829107     2741   104555 SH       SOLE                   104555
Texas Instruments, Inc.        COM              882508104      233     8325 SH       SOLE                     8325
United Parcel Service Cl. B    COM              911312106      358     6575 SH       SOLE                     6575
United Technologies Corp.      COM              913017109     2212    34223 SH       SOLE                    34223
Walt Disney Co.                COM              254687106     4031   194530 SH       SOLE                   194530
Wells Fargo & Co.              COM              949746101      712    16375 SH       SOLE                    16375
Wrigley, (Wm.) Jr. Co.         COM              982526105      850    16548 SH       SOLE                    16548